January 25, 2022

VIA ELECTRONIC TRANSMISSION

Securities & Exchange Commission

Public Filing Desk

100 F Street, N.E.

Washington, D.C. 20549

Re:    Sprott Funds Trust; File No. 333-261501

Dear Sir/Madam:

On behalf of Sprott Funds Trust (the “Trust”), a registered investment company, we hereby submit, via electronic filing, Pre-Effective Amendment No. 2 to the Trust’s prospectus/proxy statement under the Securities Act of 1933, as amended, on Form N-14 (the “Amendment”). The Amendment is filed in connection with the planned reorganization of the North Shore Global Uranium Mining ETF, a series of Exchange Traded Concepts Trust, into the Sprott Uranium Miners ETF, a series of the Trust. The main purpose of this Amendment is to provide updating information related to Sprott Uranium Miners ETF in response to SEC staff requests.

If you have any questions concerning this filing, please contact Bibb L. Strench at (202) 973-2727.

Very truly yours,

/s/ Bibb L. Strench

Bibb L. Strench